Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 153	$ 127	$ 111	$ 280	$ 283
M&A and corporate finance fees	199	178	220	378	456
Brokerage fees	930	880	869	1,809	1,946
Investment fund fees	1,196	1,178	1,233	2,374	2,620
Portfolio management and related services	2,485	2,210	2,298	4,695	4,761
Other	719	479	492	1,199	993
Total fee and commission income	5,682	5,053	5,224	10,735	11,061
Fee and commission expense	507	447	450	954	934
Net fee and commission income	5,175	4,606	4,774	9,781	10,127
Credit Suisse
Net fee And Commission Income [Line Items]
Total fee and commission income	675
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	3,134	3,145	3,281
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	465	449	421
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	673	687	720
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	731	770	801
Group Functions
Net fee And Commission Income [Line Items]
Total fee and commission income	4	3	1
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	3,808	3,413	3,593	7,221	7,453
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	1,864	1,616	1,621	3,480	3,579
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 10	$ 24	$ 10	$ 34	$ 29